Cash and Cash Equivalents: (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 10,179,342	$ 1,578,903
Money market funds	72,076	1,396,934
Total	$ 10,251,418	$ 2,975,837